GuidePath® Absolute Return Allocation Fund
Schedule of Investments (Unaudited)
December 31, 2021

Number of Shares		Value
	INVESTMENT COMPANIES - 98.94%
	Exchange Traded Funds - 53.02%
3,934	Invesco DB Agriculture Fund (e)	$77,697
541	Invesco DB Base Metals Fund (e)	12,043
4,968	Invesco DB Energy Fund (e)	84,854
1,051	iShares Core MSCI Emerging Markets ETF	62,913
58,463	iShares Interest Rate Hedged Corporate Bond ETF (a)	5,595,494
329,141	ProShares Investment Grade-Interest Rate Hedged ETF	24,478,216
220,319	Schwab Short-Term U.S. Treasury ETF	11,203,221
3,652	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF (e)	333,902
93,201	SPDR Bloomberg Barclays High Yield Bond ETF (a)	10,118,833
347,890	Vanguard Emerging Markets Government Bond ETF (a)	27,017,137
3,002	Vanguard FTSE Developed Markets ETF (a)	153,282
24,137	Vanguard Intermediate-Term Corporate Bond ETF (a)	2,238,948
318,418	Vanguard Mortgage-Backed Securities ETF	16,825,207
955	Vanguard S&P 500 ETF (a)	416,924
69,540	Vanguard Total Bond Market ETF	5,893,515
367,538	Xtrackers USD High Yield Corporate Bond ETF (a)	14,642,714
		119,154,900
	Mutual Funds - 45.92%
1,690,154	BlackRock Low Duration Bond Portfolio - Institutional Shares	16,259,281
334,234	DoubleLine Core Fixed Income Fund - Institutional Shares	3,656,525
1,759,508	DoubleLine Flexible Income Fund - Institutional Shares (c)	16,856,085
1,647,533	DoubleLine Low Duration Bond Fund - Institutional Shares	16,277,629
352,132	DoubleLine Shiller Enhanced CAPE - Institutional Shares	6,267,952
2,269,786	DoubleLine Total Return Bond Fund - Institutional Shares	23,605,777
1,153,180	T. Rowe Price Institutional Floating Rate Fund - Investor Shares	11,243,507
1,517,553	Vanguard High-Yield Corporate Fund - Admiral Shares	9,029,440
		103,196,196
	Total Investment Companies (Cost $213,998,919)	222,351,096

	SHORT TERM INVESTMENTS - 0.00% (d)
	Money Market Funds - 0.00% (d)
433	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 0.04% (b)	433
	Total Short Term Investments (Cost $433)	433
Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 12.10%
27,186,880	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 0.12% (b)	27,186,880
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $27,186,880)	27,186,880

	Total Investments (Cost $241,186,232) - 111.04%	249,538,409
	Liabilities in Excess of Other Assets - (11.04)%	(24,815,062)
	TOTAL NET ASSETS - 100.00%	$224,723,347

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of December 31, 2021.
(c)
Certain GuidePath® Funds invest in securities of unaffiliated underlying funds in accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940. Such investments are potentially illiquid, because an unaffiliated underlying fund, under the terms of Section 12(d)(1)(F), is not obligated to redeem its shares in an amount exceeding 1% of its total outstanding shares during any period of less than thirty days. Investments made in accordance with Section 12(d)(1)(F) that exceed 1% of the outstanding shares of each underlying fund, and therefore are potentially illiquid, amount to $3,923,008 or 1.75% of total net assets as of December 31, 2021.

(d)	Less than 0.01%.
(e)	Non-income producing security.